UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND SEPTEMBER 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.6%

	Shares	Value
Communication Services — 15.8%
AT&T Inc	976,520	$32,791,542
BCE Inc	567,080	22,978,082
Cinemark Holdings Inc	604,265	24,291,453
Interpublic Group of Cos Inc/The	890,590	20,367,793
Verizon Communications Inc	500,270	26,709,415

		127,138,285

Consumer Discretionary — 13.1%
American Eagle Outfitters Inc	299,085	7,426,281
Extended Stay America Inc	1,393,845	28,197,484
General Motors Co	837,215	28,189,029
MDC Holdings Inc	556,301	16,455,384
Target Corp	281,050	24,791,420

		105,059,598

Consumer Staples — 11.3%
British American Tobacco ADR	321,255	14,980,121
Flowers Foods Inc	946,235	17,656,745
General Mills Inc	336,390	14,437,859
Kraft Heinz Co/The	195,185	10,756,645
Philip Morris International Inc	166,924	13,610,983
Procter & Gamble Co/The	238,535	19,853,268

		91,295,621

Energy — 14.8%
Chevron Corp	111,770	13,667,236
Dorchester Minerals LP (A)	235,903	4,812,421
Enterprise Products Partners LP (A)	1,168,085	33,559,082
Exxon Mobil Corp	252,115	21,434,817
Royal Dutch Shell ADR, Cl B	309,610	21,960,637
Williams Cos Inc/The	876,305	23,826,733

		119,260,926

Financials — 6.7%
First American Financial Corp	229,188	11,823,809
FNB Corp/PA	1,783,334	22,684,009
Old Republic International Corp	885,533	19,818,228

		54,326,046

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND SEPTEMBER 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — 10.5%
AbbVie Inc	212,855	$20,131,826
Pfizer Inc	840,325	37,033,123
Sanofi ADR	607,565	27,139,928

		84,304,877

Industrials — 6.0%
ABB Ltd ADR	1,122,075	26,514,632
Eaton Corp	249,280	21,620,054

		48,134,686

Information Technology — 13.2%
Cisco Systems Inc	627,110	30,508,901
Intel Corp	313,105	14,806,736
International Business Machines Corp	189,750	28,692,098
QUALCOMM Inc	446,745	32,179,042

		106,186,777

Real Estate — 4.2%
National Health Investors Inc ‡	187,475	14,171,235
Weyerhaeuser Co ‡	615,858	19,873,738

		34,044,973

TOTAL COMMON STOCK
(Cost $682,835,412)		769,751,789

SHORT-TERM INVESTMENT(B) — 4.7%
SEI Daily Income Trust, Government Fund, Cl F, 1.850%
(Cost $37,589,229)	37,589,229	37,589,229

TOTAL INVESTMENTS — 100.3%
(Cost $720,424,641)		$807,341,018

Percentages are based on Net Assets of $804,659,603.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At September 30, 2018, these securities amounted to $38,371,503 or 4.8% of net assets.
(B)	The reporting rate is the 7-day effective yield as of September 30, 2018.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND SEPTEMBER 30, 2018 (Unaudited)

As of September 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period September 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, there were no Level 3 securities held by the Fund.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-1400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 29, 2018